RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - 12 months ended Dec. 31, 2016	USD ($)	CNY (¥)
Related Party Balances And Transactions 1	$ 0
Related Party Balances And Transactions 2	141,972
Related Party Balances And Transactions 3	12,359
Related Party Balances And Transactions 4	0
Related Party Balances And Transactions 5	170,000
Related Party Balances And Transactions 6	263,915
Related Party Balances And Transactions 7	160,166
Related Party Balances And Transactions 8	67,114
Related Party Balances And Transactions 9	144,015
Related Party Balances And Transactions 10	$ 154,100
Related Party Balances And Transactions 11 | ¥		¥ 1,000,000